FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Other Observable Inputs (Level 2) Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Unobservable Inputs (Level 3) Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Unobservable Inputs (Level 3) Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Unobservable Inputs (Level 3) Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Significant Unobservable Inputs (Level 3) Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Carrying Value Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Carrying Value Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Carrying Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Carrying Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Fair Value Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Fair Value Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Fair Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Fair Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Fair Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Fair Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc
Fair values of financial instruments
Debt and other obligations	$ 17,394,200	$ 15,014,474	$ 10,907,849	$ 1,481,137	$ 1,399,955	$ 1,397,243	$ 49,118	$ 516,296	$ 995,112	$ 495,820	$ 516,296	$ 499,292	$ 991,692	$ 400,000	$ 510,000	$ 410,523	$ 400,000	$ 71,169	$ 1,481,169	$ 1,400,000	$ 510,000	$ 500,000	$ 1,200,000	$ 900,000	$ 900,000	$ 71,169	$ 49,118	$ 1,507,988	$ 1,395,112	$ 510,000	$ 495,820	$ 1,178,875	$ 926,819	$ 899,292	$ 71,169	$ 49,118